Commitments and Contingencies - Schedule of Concentration of Credit Risk (Details) - Number	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentration risk percentage	100.00%
Sales Revenue, Net [Member]
Customers that account for at least 5% of annual revenues and accounts receivables	4	4
Concentration risk percentage	80.00%	86.00%
Sales Revenue, Net [Member] | Minimum [Member]
Concentration risk percentage	9.00%	8.00%
Sales Revenue, Net [Member] | Maximum [Member]
Concentration risk percentage	36.00%	36.00%
Accounts Receivable [Member]
Customers that account for at least 5% of annual revenues and accounts receivables	4	4
Concentration risk percentage	94.00%	86.00%
Accounts Receivable [Member] | Minimum [Member]
Concentration risk percentage	11.00%	5.00%
Accounts Receivable [Member] | Maximum [Member]
Concentration risk percentage	49.00%	29.00%